Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Business Segment and Geographical Information [Text Block]

Note 3.	Business Segment and Geographical Information
The company’s financial performance is reported in four segments. A description of each segment follows.
Life Sciences Solutions: provides an extensive portfolio of reagents, instruments and consumables used in biological and medical research, discovery and production of new drugs and vaccines as well as diagnosis of disease. These products and services are used by customers in pharmaceutical, biotechnology, agricultural, clinical, academic, and government markets.
Analytical Instruments: provides a broad offering of instruments, consumables, software and services that are used for a range of applications in the laboratory, on the production line and in the field. These products and services are used by customers in pharmaceutical, biotechnology, academic, government, environmental and other research and industrial markets, as well as the clinical laboratory.
Specialty Diagnostics: provides a wide range of diagnostic test kits, reagents, culture media, instruments and associated products used to increase the speed and accuracy of diagnoses. These products are used by customers in healthcare, clinical, pharmaceutical, industrial and food safety laboratories.
Laboratory Products and Services: provides virtually everything needed for the laboratory, including a combination of self-manufactured and sourced products and an extensive service offering. These products and services are used by customers in pharmaceutical, biotechnology, academic, government and other research and industrial markets, as well as the clinical laboratory.
In January 2017, in connection with a change in management responsibility for certain product lines, the company transferred its plastics for cell culture and vaccines/biologics; sample preparation and analysis; and production chemicals product lines to the Life Sciences Solutions segment from the Laboratory Products and Services segment and transferred its biochemical product line from the Life Sciences Solutions segment to the Laboratory Products and Services segment. These moves are consistent with the company’s historical practice of moving a product line between segments when a shift in strategic focus of either the product line or a segment more closely aligns the product line with a segment different than that in which it had previously been reported. Prior period segment information has been reclassified to reflect these transfers.
The company’s management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines as well as from significant litigation-related matters; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments’ core operating results and facilitates comparison of performance for determining compensation.
Business Segment Information

(In millions)	2016	2015	2014

Revenues
Life Sciences Solutions	$5,317.2	$4,774.3	$4,532.7
Analytical Instruments	3,668.2	3,208.2	3,252.2
Specialty Diagnostics	3,339.2	3,243.9	3,343.6
Laboratory Products and Services	6,723.6	6,371.7	6,311.6
Eliminations	(774.1)	(632.7)	(550.5)

Consolidated revenues	18,274.1	16,965.4	16,889.6

Segment Income (a)
Life Sciences Solutions	1,595.5	1,413.7	1,283.6
Analytical Instruments	745.2	612.8	581.1
Specialty Diagnostics	909.8	872.9	916.0
Laboratory Products and Services	971.3	922.3	914.1

Subtotal reportable segments (a)	4,221.8	3,821.7	3,694.8

Cost of revenues charges	(101.5)	(9.1)	(327.6)
Selling, general and administrative charges, net	(103.9)	(46.3)	(130.7)
Restructuring and other (costs) income, net	(189.2)	(115.3)	598.2
Amortization of acquisition-related intangible assets	(1,378.0)	(1,314.8)	(1,331.7)

Consolidated operating income	2,449.2	2,336.2	2,503.0
Other expense, net (b)	(425.3)	(399.8)	(415.8)

Income from continuing operations before income taxes	$2,023.9	$1,936.4	$2,087.2

Depreciation
Life Sciences Solutions	$142.3	$147.5	$132.7
Analytical Instruments	49.7	38.9	39.0
Specialty Diagnostics	70.4	73.7	76.7
Laboratory Products and Services	117.6	113.3	104.7

Consolidated depreciation	$380.0	$373.4	$353.1

(a)
Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2016	2015	2014

Total Assets
Life Sciences Solutions	$19,065.2	$18,537.3	$19,918.3
Analytical Instruments	9,519.6	4,763.1	4,133.3
Specialty Diagnostics	6,801.6	7,183.2	8,047.7
Laboratory Products and Services	9,405.4	9,613.6	10,214.4
Corporate/Other (c)	1,115.7	737.1	538.4

Consolidated total assets	$45,907.5	$40,834.3	$42,852.1

Capital Expenditures
Life Sciences Solutions	$122.3	$93.2	$114.4
Analytical Instruments	34.0	59.5	38.1
Specialty Diagnostics	72.3	75.9	84.7
Laboratory Products and Services	111.2	89.6	92.1
Corporate/Other	104.6	104.7	98.3

Consolidated capital expenditures	$444.4	$422.9	$427.6

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices.
Geographical Information

(In millions)	2016	2015	2014

Revenues (d)
United States	$9,085.6	$8,607.3	$8,147.7
China	1,729.6	1,376.4	1,223.1
Germany	995.8	899.7	1,005.9
United Kingdom	742.2	778.1	754.5
Japan	737.3	611.1	672.8
Other	4,983.6	4,692.8	5,085.6

Consolidated revenues	$18,274.1	$16,965.4	$16,889.6

Long-lived Assets (e)
United States	$1,630.2	$1,532.0	$1,501.7
United Kingdom	216.8	261.1	265.5
Germany	157.6	169.4	170.3
Other	573.2	486.3	489.0

Consolidated long-lived assets	$2,577.8	$2,448.8	$2,426.5

(d)	Revenues are attributed to countries based on customer location.

(e)	Includes property, plant and equipment, net.